        [GRAPHIC]                       . Allmerica Optim-L




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                                     [LOGO]
                                   ALLMERICA
                                  FINANCIAL(R)

                               Semi-Annual Report

                                 JUNE 30, 2003

                              GENERAL INFORMATION


OFFICERS OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY (AFLIAC)

Mark A. Hug, President and CEO
Edward J. Parry III, Senior Vice President and CFO
J. Kendall Huber, Senior Vice President and General Counsel
Robert P. Restrepo, Jr., Senior Vice President
John P. Kavanaugh, Vice President and Chief Investment Officer
Mark C. McGivney, Vice President and Treasurer
Charles F. Cronin, Vice President and Secretary

INVESTMENT ADVISERS
A I M Advisors, Inc.
11 Greenway Plaza, Houston, TX 77046
  AIM V.I. Aggressive Growth Fund
  AIM V.I. Basic Value Fund
  AIM V.I. Blue Chip Fund
  AIM V.I. Capital Development Fund
  AIM V.I. Premier Equity Fund

Alliance Capital Management, L.P.
1345 Avenue of the Americas, New York, NY 10105

  AllianceBernstein Growth and Income Portfolio
  AllianceBernstein Premier Growth Portfolio
  AllianceBernstein Small Cap Value Portfolio
  AllianceBernstein Technology Portfolio
  AllianceBernstein Value Portfolio

Allmerica Financial Investment Management Services, Inc.
440 Lincoln Street, Worcester, MA 01653

   INVESTMENT SUB-ADVISERS
   Opus Investment Management, Inc.
   440 Lincoln Street, Worcester, MA 01653
     Equity Index Fund
     Government Bond Fund
     Money Market Fund
     Select Investment Grade Income Fund

   Bank of Ireland Asset Management (U.S.) Ltd.
   26 Fitzwilliam Place, Dublin 2, Ireland
   75 Holly Hill Lane, Greenwich, CT 06830
     Select International Equity Fund

   Cramer Rosenthal McGlynn, LLC
   520 Madison Avenue, New York, NY 10022
     Select Value Opportunity Fund

   Goldman Sachs Asset Management, L.P.
   32 Old Slip, New York, NY 10005
     Core Equity Fund (Co-Sub-Adviser)

   Jennison Associates LLC
   466 Lexington Avenue, New York, NY 10017
     Select Growth Fund (Co-Sub-Adviser)

   Putnam Investment Management, LLC
   One Post Office Square, Boston, MA 02109
     Select Growth Fund (Co-Sub-Adviser)

   T. Rowe Price Associates, Inc.
   100 East Pratt Street, Baltimore, MD 21202
     Select Capital Appreciation Fund

   UBS Global Asset Management (Americas) Inc.
   One North Wacker Drive, Chicago, IL 60606
     Core Equity Fund (Co-Sub-Adviser)

INVESTMENT ADVISERS (CONTINUED)
Fidelity Management & Research Company
82 Devonshire Street, Boston, MA 02108
  Fidelity VIP Contrafund Portfolio
  Fidelity VIP Equity-Income Portfolio
  Fidelity VIP Growth Portfolio
  Fidelity VIP Mid Cap Portfolio
  Fidelity VIP Value Strategies Portfolio

Franklin Advisers, Inc.
One Franklin Parkway, San Mateo, CA 94403
  FT VIP Franklin Large Cap Growth Securities Fund
  FT VIP Franklin Small Cap Fund

Franklin Advisory Services, LLC
One Parker Plaza, Fort Lee, NJ 07024
  FT VIP Franklin Small Cap Value Securities Fund

Franklin Mutual Advisers, LLC
51 John F. Kennedy Parkway, Short Hills, NJ 07078
  FT VIP Mutual Shares Securities Fund

Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116
  MFS Mid Cap Growth Series
  MFS New Discovery Series
  MFS Total Return Series
  MFS Utilities Series

Oppenheimer Funds, Inc.
498 Seventh Avenue, New York, NY 10018
  Oppenheimer Capital Appreciation Fund/VA
  Oppenheimer Global Securities Fund/VA
  Oppenheimer High Income Fund/VA
  Oppenheimer Main Street Fund/VA
  Oppenheimer Multiple Strategies Fund/VA

Templeton Investment Counsel, LLC
500 East Broward Blvd., Fort Lauderdale, FL 33394
  FT VIP Templeton Foreign Securities Fund

One or more funds may not be available under the variable product which you have chosen. Inclusion in this report of a fund which is not available under your contract/policy is not to be considered a solicitation. To identify the funds available through your variable product, please refer to the Product Performance Summary herein.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA OPTIM-L (AFLIAC)

Average Annual Total Returns as of 6/30/03

The average annual total returns for the Allmerica Optim-L sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

                                                        Without Surrender Charge              With Surrender Charge
                                                                and Contract Fee                  and Contract Fee*
                                                                        10 Years                           10 Years
                                         Sub-                 10 Years   or Life                 10 Years   or Life
                               Fund   Account                  or Life   of Sub-                  or Life   of Sub-
                          Inception Inception       1      5   of Fund   Account       1      5   of Fund   Account
Sub-Accounts                   Date      Date    Year  Years (if less) (if less)    Year  Years (if less) (if less)
-------------------------------------------------------------------------------------------------------------------

Allmerica Investment
Trust
AIT Core Equity Fund       4/29/85     9/3/02  -0.83% -4.55%    5.82%     10.98%  -7.16% -4.63%    5.77%      3.91%
AIT Equity Index Fund      9/28/90     9/3/02  -1.80% -3.51%    7.66%     10.73%  -8.06% -3.59%    7.62%      3.68%
AIT Government Bond Fund   8/26/91     9/3/02   6.59%  4.98%    4.30%      3.41%  -0.20%  4.90%    4.23%     -3.19%
AIT Money Market Fund      4/29/85     9/3/02  -0.56%  2.33%    2.75%     -0.53%  -6.90%  2.26%    2.68%     -6.87%
AIT Select Capital
  Appreciation Fund        4/28/95     9/3/02   2.80%  3.34%    9.60%     20.57%  -3.75%  3.27%    9.55%     13.48%
AIT Select Growth Fund     8/21/92     9/3/02  -4.30% -8.25%    4.40%      7.24% -10.41% -8.34%    4.35%      0.40%
AIT Select International
  Equity Fund               5/2/94     9/3/02 -12.81% -6.18%    1.82%      2.07% -18.38% -6.26%    1.76%     -4.43%
AIT Select Investment
  Grade Income Fund        4/29/85     9/3/02   7.10%  4.67%    4.72%      4.13%   0.28%  4.59%    4.65%     -2.51%
AIT Select Value
  Opportunity Fund         4/30/93     9/3/02  -1.43%  3.81%    8.90%     12.21%  -7.72%  3.74%    8.85%      5.13%

AIM Variable Insurance Funds
(Series II Shares)
AIM V.I. Aggressive
  Growth Fund               5/1/98     9/3/02  -7.97% -3.13%   -3.66%      9.58% -13.84% -3.20%   -3.75%      2.60%
AIM V.I. Basic Value Fund  9/10/01     9/3/02  -4.54%    N/A   -7.32%      9.65% -10.63%    N/A  -10.22%      2.66%
AIM V.I. Blue Chip Fund   12/29/99     9/3/02  -3.09%    N/A  -15.98%      8.26%  -9.27%    N/A  -16.10%      1.37%
AIM V.I. Capital
  Development Fund          5/1/98     9/3/02  -7.12%  0.53%   -0.48%     10.75% -13.05%  0.46%   -0.57%      3.69%
AIM V.I. Premier Equity
  Fund                      5/5/93     9/3/02  -4.27% -5.46%    5.79%      8.04%  -6.35% -5.53%    5.74%      5.70%

Alliance Variable Products Series Fund, Inc.
(Class B)
AllianceBernstein Growth
  and Income Portfolio     1/14/91     9/3/02   1.72%  1.97%   10.13%     13.86%  -4.77%  1.90%   10.08%      6.77%
AllianceBernstein
  Premier Growth
  Portfolio                6/26/92     9/3/02  -5.29% -6.19%    7.75%      5.04% -11.33% -6.27%    7.70%     -1.66%
AllianceBernstein
  Technology Portfolio     1/11/96     9/3/02  -4.62% -3.93%    2.20%     16.74% -10.70% -3.99%    2.14%      9.66%
AllianceBernstein Small
  Cap Value Portfolio       5/1/01     9/3/02  -1.98%    N/A    5.99%     13.15%  -8.23%    N/A    4.14%      6.07%
AllianceBernstein Value
  Portfolio                 5/1/01     9/3/02  -1.89%    N/A   -3.43%     10.07%  -8.14%    N/A   -5.17%      3.06%

Fidelity Variable Insurance Products Fund (Service
Class 2)
Fidelity VIP Contrafund
  Portfolio                 1/3/95     9/3/02  -1.89%  0.39%   10.51%      7.41%  -8.15%  0.31%   10.46%      0.57%
Fidelity VIP
  Equity-Income Portfolio  10/9/86     9/3/02  -3.97% -1.63%    7.58%      9.69% -10.09% -1.71%    7.53%      2.70%
Fidelity VIP Growth
  Portfolio                10/9/86     9/3/02  -3.77% -3.27%    6.48%     11.14%  -9.91% -3.34%    6.43%      4.06%
Fidelity VIP Mid Cap
  Portfolio               12/28/98     9/3/02  -2.54%    N/A   13.77%      5.93%  -8.75%    N/A   13.71%     -0.82%
Fidelity VIP Value
  Strategies Portfolio     2/20/02     9/3/02   1.85%    N/A   -4.36%     17.73%  -4.64%    N/A   -8.33%     10.65%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as "Life of Fund", assume an investment in the underlying portfolios listed above on the date of inception of each fund. Returns in the columns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each sub-account.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY


ALLMERICA OPTIM-L (AFLIAC) CONTINUED

Average Annual Total Returns as of 6/30/03

The average annual total returns for the Allmerica Optim-L sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

                                                        Without Surrender Charge              With Surrender Charge
                                                                and Contract Fee                  and Contract Fee*
                                                                        10 Years                           10 Years
                                         Sub-                 10 Years   or Life                 10 Years   or Life
                               Fund   Account                  or Life   of Sub-                  or Life   of Sub-
                          Inception Inception       1      5   of Fund   Account       1      5   of Fund   Account
Sub-Accounts                   Date      Date    Year  Years (if less) (if less)    Year  Years (if less) (if less)
-------------------------------------------------------------------------------------------------------------------

Franklin Templeton Variable Insurance Products Trust (Class
2)
FT VIP Franklin Large
  Cap Growth Securities
  Fund                      5/1/96     9/3/02   0.39%  0.78%    5.92%     10.57%  -6.01%  0.72%    5.86%      3.53%
FT VIP Franklin Small
  Cap Fund                 11/1/95     9/3/02  -4.02% -0.32%    5.74%     16.63% -10.14% -0.39%    5.68%      9.55%
FT VIP Franklin Small
  Cap Value Securities
  Fund                      5/1/98     9/3/02  -8.26%  2.29%    0.39%      9.86% -14.12%  2.21%    0.29%      2.86%
FT VIP Mutual Shares
  Securities Fund          11/8/96     9/3/02  -0.73%  2.65%    5.78%      7.09%  -7.06%  2.57%    5.72%      0.27%
FT VIP Templeton Foreign
  Securities Fund           5/1/92     9/3/02 -13.33% -4.97%    5.42%      0.59% -18.87% -5.06%    5.37%     -5.82%

MFS Variable Insurance Trust
(Service Class)
MFS Mid Cap Growth Series   5/1/00     9/3/02   2.15%    N/A  -19.43%     17.21%  -4.36%    N/A  -19.57%     10.13%
MFS New Discovery Series    5/1/98     9/3/02  -6.75%  3.10%    2.69%      8.79% -12.70%  3.04%    2.62%      1.86%
MFS Total Return Series     1/3/95     9/3/02   1.52%  2.69%    8.80%      7.65%  -4.95%  2.61%    8.75%      0.79%
MFS Utilities Series        1/3/95     9/3/02  14.64% -0.98%    8.96%     23.98%   7.56% -1.06%    8.92%     16.90%

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Capital
  Appreciation Fund/VA      4/3/85     9/3/02  -0.26% -0.51%    8.97%     12.65%  -6.62% -0.58%    8.93%      5.56%
Oppenheimer Global
  Securities Fund/VA      11/12/90     9/3/02  -8.17%  3.25%    8.87%      6.67% -14.03%  3.19%    8.82%     -0.13%
Oppenheimer High Income
  Fund/VA                  4/30/86     9/3/02  13.86% -0.11%    4.46%     16.96%   6.78% -0.20%    4.40%      9.88%
Oppenheimer Main Street
  Fund/VA                   7/5/95     9/3/02  -5.51% -5.60%    6.85%      5.86% -11.54% -5.69%    6.80%     -0.89%
Oppenheimer Multiple
  Strategies Fund/VA        2/9/87     9/3/02   5.17%  1.83%    6.32%     12.04%  -1.53%  1.75%    6.26%      4.95%


*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as "Life of Fund", assume an investment in the underlying portfolios listed above on the date of inception of each fund. Returns in the columns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each sub-account.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

To be preceded or accompanied by the current Allmerica Select Product prospectus. Read it carefully before investing.

If you would like to request additional copies of this report, please contact either your Allmerica Select representative or call 1-800-366-1492.


       Allmerica Optim-L is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in NY) and
            offered by VeraVest Investments, Inc., member NASD/SIPC.





                                     [LOGO]
                                   ALLMERICA
                                  FINANCIAL(R)

                        THE ALLMERICA FINANCIAL COMPANIES
                        ---------------------------------
The Hanover Insurance Company . Allmerica Financial Alliance Insurance Company
  Allmerica Financial Benefit Insurance Company . Citizens Insurance Company of America . Citizens Management Inc. . AMGRO, Inc. . Financial Profiles, Inc.
     VeraVest Investments, Inc. . VeraVest Investment Advisors, Inc. . Opus Investment Management, Inc. . Allmerica Trust Company, N.A. . First Allmerica
   Financial Life Insurance Company . Allmerica Financial Life Insurance and
                     Annuity Company (all states except NY)

AFSOPTMLSEMI (6/03)